Segment and Geographic information	12 Months Ended
Mar. 31, 2012
Segment and Geographic information
15.	Segment and Geographic information

The Company operates in one reportable segment in which it is a developer and publisher of branded entertainment content for mobile phones. Revenues are attributed to geographic areas based on the country in which the carrier’s principal operations are located. The Company attributes its long-lived assets, which primarily consist of property and equipment, to a country primarily based on the physical location of the assets. Goodwill and intangibles are not included in this allocation. The following information sets forth geographic information on our sales and net property and equipment for the period ended March 31, 2012:

	North		Other
	America	Europe	Regions	Consolidated

Twelve Months ended March 31, 2012
Net sales to unaffiliated customers	215	4,977	2,038	$7,230

Property and equipment, net
at March 31, 2012	177	52	1	$230

	North		Other
	America	Europe	Regions	Consolidated

Twelve Months ended March 31, 2011
Net sales to unaffiliated customers	688	6,819	1,679	$9,186

Property and equipment, net
at March 31, 2011	322	65	1	$388

Our largest customer accounted for 41% of gross revenues in the year ended March 31, 2012; and 49% in the year ended March 31, 2011.